RELATED PARTIES - Schedule of transactions with related parties (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
IDirect
Disclosure of transactions between related parties [line items]
Revenues	[1]	$ 1,500	$ 212

[1]	After SPAC transaction iDirect is no longer a related party.